Short-Term Brorrowings (Summary of Short-Term Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Funds Purchased [Member]
Short Term Debt [Line Items]
Average balance	$ 705,054,000	$ 1,101,910,000	$ 1,263,792,000
Year-end balance	464,166,000	1,037,052,000	1,042,633,000
Maximum month-end outstanding	$ 1,228,125,000	$ 1,247,295,000	$ 1,429,319,000
Average rate for the year	0.26%	0.25%	0.25%
Average rate at year-end	0.50%	0.25%	0.25%
Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Average balance	$ 370,097,000	$ 447,801,000	$ 487,923,000
Year-end balance	338,133,000	562,214,000	442,789,000
Maximum month-end outstanding	$ 524,191,000	$ 562,214,000	$ 618,643,000
Average rate for the year	0.06%	0.08%	0.14%
Average rate at year-end	0.09%	0.06%	0.10%
Trading Liabilities [Member]
Short Term Debt [Line Items]
Average balance	$ 733,189,000	$ 633,867,000	$ 665,095,000
Year-end balance	566,019,000	594,314,000	368,348,000
Maximum month-end outstanding	$ 866,005,000	$ 718,767,000	$ 895,844,000
Average rate for the year	2.18%	2.43%	2.05%
Average rate at year-end	2.41%	2.60%	2.46%
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Average balance	$ 164,951,000	$ 531,984,000	$ 299,288,000
Year-end balance	137,861,000	157,218,000	181,146,000
Maximum month-end outstanding	$ 339,468,000	$ 1,829,141,000	$ 1,057,412,000
Average rate for the year	0.67%	0.30%	0.27%
Average rate at year-end	0.82%	0.56%	0.43%